Vessel Operating Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating Expenses [Abstract]
Crew wages and related costs	$ 38,083	$ 36,821	$ 34,364
Insurance	4,749	3,601	3,380
Repairs, maintenance and drydocking costs	12,148	8,797	10,097
Spares, stores and provisions	16,623	15,473	14,921
Lubricants	5,068	3,846	4,059
Taxes	674	690	642
Miscellaneous	2,866	2,821	2,623
Total	$ 80,211	$ 72,049	$ 70,086